FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Changes in Right-of-Use Assets and Lease Liabilities
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2023	83,589
Additions	16,281
Depreciation	(14,946)
Impairment	—
Disposal	(16,281)
Balance as of December 31, 2023	68,643
Additions	—
Depreciation	(14,987)
Impairment	—
Disposal	—
Balance as of December 31, 2024	53,656

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2023	105,975
Additions	16,281
Repayments	(40,568)
Foreign exchange translation	(198)
Interest expense on obligations under finance lease	6,098
Balance as of January 1, 2024	87,588
Additions	—
Repayments	(24,550)
Foreign exchange translation	—
Interest expense on obligations under finance lease	4,949
Balance as of December 31, 2024	67,987
Current portion	18,829
Non-current portion	49,158

Schedule of Outstanding Obligations Under Finance Leases
The outstanding obligations under finance leases as of December 31, 2024 are payable as follows:

(in thousands of $)
2025	22,551
2026	20,617
2027	20,617
2028	12,319
Thereafter	—
Minimum lease payments	76,104
Less: imputed interest	(8,117)
Present value of obligations under finance leases	67,987